Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2011
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements	Note 2 - Recent Accounting Pronouncements There are no new accounting pronouncements that would materially affect the Company's financial statements.